Stock Options (Details) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Expected dividend yield
Expected stock price volatility	89.44%
Risk-free interest rate	0.19%			1.84%
Expected term (in years)	4 years
Exercise price	$ 3.42			$ 3.54
Weighted-average grant date fair-value	$ 2.16
Minimum [Member]
Expected stock price volatility		82.94%	82.94%	87.42%
Risk-free interest rate		1.40%	0.08%
Expected term (in years)		4 years 6 months	1 year 10 months 14 days	4 years 6 months
Exercise price		$ 2.32	$ 2.32
Weighted-average grant date fair-value		$ 1.61	$ 1.15	$ 2.35
Maximum [Member]
Expected stock price volatility		86.23%	99.44%	87.84%
Risk-free interest rate		1.69%	1.69%
Expected term (in years)		5 years 9 months	5 years 9 months	5 years
Exercise price		$ 3.54	$ 8.00
Weighted-average grant date fair-value		$ 1.55	$ 1.84	$ 2.43